Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, before Income Taxes

Summarized financial information concerning our segments is shown in the following table for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Exploration and Production	Field Services	Intercompany Eliminations	Consolidated Total
Three Months Ended June 30, 2013
Revenues	$51,520	5,072	(1,232)	55,360
Inter-Segment Revenues	0	(1,232)	1,232	0

Total Revenues	51,520	3,840	0	55,360

Income (Loss) From Continuing Operations, Before Income Taxes	$22,339	552	(330)	22,561

Three Months Ended June 30, 2012
Revenues	$27,743	3,342	(828)	30,257
Inter-Segment Revenues	0	(828)	828	0

Total Revenues	27,743	2,514	0	30,257

Income (Loss) From Continuing Operations, Before Income Taxes	$90,548	1,141	(228)	91,461

Six Months Ended June 30, 2013
Revenues	$92,484	13,124	(2,779)	102,829
Inter-Segment Revenues	0	(2,779)	2,779	0

Total Revenues	92,484	10,345	0	102,829

Income (Loss) From Continuing Operations, Before Income Taxes	$16,272	2,715	(773)	18,214

Six Months Ended June 30, 2012
Revenues	$59,270	5,841	(1,021)	64,090
Inter-Segment Revenues	0	(1,021)	1,021	0

Total Revenues	59,270	4,820	0	64,090

Income (Loss) From Continuing Operations, Before Income Taxes	$96,451	1,739	(273)	97,917

As of June 30, 2013
Total Assets	$910,354	15,568	(2,820)	923,102
As of December 31, 2012
Total Assets	$766,599	$12,166	$(6,055)	$772,710